Government Grants And Assistance - Shedule Of Government Grants And Assistance Received (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Government Assistance [Line Items]
Government Assistance Amount, Cumulative Current	$ 0	$ 122,542
NRC-IRAP Specified Research And Development Funding Activities [Member]
Government Assistance [Line Items]
Government Assistance Amount, Cumulative Current	0	122,542
Bio Talent Canada [Member]
Government Assistance [Line Items]
Government Assistance Amount, Cumulative Current	$ 0	$ 0